Transactions With Related Parties - Tsakos Shipping and Trading (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for new buildings	$ 0	$ 0
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Chartering commission	1.25%
Charge fee	$ 200